SCHEDULE OF EXPENSES BY NATURE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Wages and benefits	$ 4,298,207	$ 4,267,937	$ 3,270,528
Subcontract fees	1,864,122	2,946,729	1,516,343
Stock-based compensation	1,539,235	2,054,187	1,769,951
Supplies	2,376,366	1,477,890	1,608,306
Research and development costs	10,077,930	10,746,743	8,165,128
Stock-based compensation	2,662,209	2,382,417	2,764,419
Wages and benefits	2,649,770	2,648,862	2,643,451
Professional fees	1,744,771	1,173,743	1,155,316
General expenses	1,681,899	1,860,762	1,304,690
Depreciation and amortization	1,922,140	1,293,158	1,100,522
Rent and facility costs	134,366	157,329	87,130
Selling, marketing and administration costs	$ 10,795,155	$ 9,516,271	$ 9,055,528